Derivative and Other Liabilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative liability, long-term portion	$ 591,078	$ 780,960	$ 1,294,740
Long-term portion of convertible debt, net of unamortized discount	181,862	462,815	223,333
Deferred rent	41,741	58,005	0
Deferred tax liability	54,890	50,000	32,000
Interest payable	39,379	33,379	8,982
Conditional grant payable	30,000	30,000	0
Accrued term loan fee	3,482	0
Derivative and other liabilities	$ 942,432	$ 1,415,159	$ 1,559,055